Variable Portfolio – U.S. Flexible Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 61.5%
	Shares	Value ($)
U.S. Large Cap 61.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,935,479	238,160,740
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	517,288	26,614,465
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	10,569,968	598,048,771
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	9,394,796	237,312,555
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,750,365	273,145,990
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	2,997,789	215,181,306
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,996,899	224,910,446
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,544,521	229,614,059
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	9,690,425	478,319,360
Total		2,521,307,692
Total Equity Funds (Cost $1,081,776,806)		2,521,307,692

Exchange-Traded Equity Funds 3.6%

U.S. Mid Large Cap 3.6%
iShares Core S&P 500 ETF	107,250	70,056,773
Vanguard S&P 500 ETF	128,250	76,635,787
Total		146,692,560
Total Exchange-Traded Equity Funds (Cost $136,605,093)		146,692,560

Exchange-Traded Fixed Income Funds 5.2%

Investment Grade 5.2%
iShares Core U.S. Aggregate Bond ETF	180,000	17,868,600
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,000,000	108,990,000
Vanguard Intermediate-Term Corporate Bond ETF	1,036,000	85,729,000
Total		212,587,600
Total Exchange-Traded Fixed Income Funds (Cost $212,185,821)		212,587,600

Fixed Income Funds 11.0%
	Shares	Value ($)
Investment Grade 11.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	5,939,350	46,445,721
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,352,280	22,393,706
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,426,075	24,188,086
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,232,044	30,348,890
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,467,897	78,751,440
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,091,029	93,947,480
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,139,952	157,525,931
Total		453,601,254
Total Fixed Income Funds (Cost $490,293,289)		453,601,254

Residential Mortgage-Backed Securities - Agency 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	24,080,000	21,555,836
04/16/2041- 04/13/2056	3.500%	44,285,000	41,043,935
04/16/2041- 04/13/2056	4.000%	58,474,500	55,645,761
04/13/2056	4.500%	58,150,000	56,115,080
04/13/2056	5.000%	46,825,000	46,175,380
04/13/2056	5.500%	60,500,000	60,778,657
04/13/2056	6.000%	64,500,000	65,746,656
Total Residential Mortgage-Backed Securities - Agency (Cost $349,117,187)			347,061,305

Put Option Contracts Purchased 1.0%
Value ($)
(Cost $41,574,765)	40,262,830

Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2026 (Unaudited)

Money Market Funds 15.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	647,568,542	647,309,515
Total Money Market Funds (Cost $647,282,540)		647,309,515
Total Investments in Securities (Cost: $2,958,835,501)		4,368,822,756
Other Assets & Liabilities, Net		(270,819,117)
Net Assets		4,098,003,639
At March 31, 2026, securities and/or cash totaling $69,485,610 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	261	06/2026	USD	124,836,300	—	(3,616,030)
Russell 2000 Index E-mini	14	06/2026	USD	1,758,540	10,920	—
S&P 500 Index E-mini	20	06/2026	USD	6,570,750	12,852	—
S&P 500 Index E-mini	795	06/2026	USD	261,187,313	—	(2,299,106)
U.S. Long Bond	58	06/2026	USD	6,604,750	52,387	—
U.S. Long Bond	244	06/2026	USD	27,785,500	—	(205,677)
U.S. Treasury 10-Year Note	35	06/2026	USD	3,886,641	32,199	—
U.S. Treasury 10-Year Note	123	06/2026	USD	13,658,766	—	(38,772)
U.S. Treasury 2-Year Note	515	06/2026	USD	106,834,336	—	(312,826)
U.S. Treasury 5-Year Note	15	06/2026	USD	1,622,695	5,247	—
U.S. Treasury 5-Year Note	1,113	06/2026	USD	120,403,993	—	(626,787)
U.S. Treasury Ultra Bond	53	06/2026	USD	6,177,813	29,019	—
U.S. Treasury Ultra Bond	249	06/2026	USD	29,024,063	—	(242,049)
Total					142,624	(7,341,247)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	(170)	06/2026	USD	(57,740,500)	—	(543,385)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	23,502,672	36	6,650.00	06/18/2026	979,327	998,460
S&P 500 Index	Morgan Stanley	USD	31,989,748	49	6,420.00	06/18/2026	1,303,573	959,420
S&P 500 Index	Morgan Stanley	USD	545,131,420	835	5,400.00	12/17/2027	22,273,868	21,735,050
S&P 500 Index	Morgan Stanley	USD	385,182,680	590	5,300.00	12/17/2027	15,162,049	14,278,000
S&P 500 Index	Morgan Stanley	USD	53,533,864	82	5,500.00	12/17/2027	1,855,948	2,291,900
Total							41,574,765	40,262,830

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(23,502,672)	(36)	6,650.00	06/18/2026	(928,673)	(717,300)
S&P 500 Index	Morgan Stanley	USD	(31,989,748)	(49)	6,420.00	06/18/2026	(1,420,828)	(1,693,930)
Total							(2,349,501)	(2,411,230)
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	650,745,650	490,033,345	(493,389,855)	(79,625)	647,309,515	—	22,145	5,858,902	647,568,542
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	47,002,676	8,890	(376,964)	(188,881)	46,445,721	—	7,877	—	5,939,350
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	257,049,800	—	(2,488,675)	(16,400,385)	238,160,740	—	3,881,875	—	1,935,479
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	29,409,465	8,619	(5,439)	(2,798,180)	26,614,465	—	(226)	—	517,288
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	641,828,963	—	(5,930,506)	(37,849,686)	598,048,771	—	10,243,446	—	10,569,968
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,489,166	6,915	(126,524)	24,149	22,393,706	—	(867)	—	2,352,280
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,422,931	—	(1,491,201)	256,356	24,188,086	—	(386,310)	—	3,426,075
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	255,573,894	2,675	(1,633,898)	(16,630,116)	237,312,555	—	1,277,920	—	9,394,796
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	294,013,942	—	(23,372,900)	2,504,948	273,145,990	—	6,092,569	—	4,750,365
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	31,941,230	—	(1,925,871)	333,531	30,348,890	—	(225,783)	—	3,232,044
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	82,683,878	—	(4,642,074)	709,636	78,751,440	—	(782,710)	—	8,467,897
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	244,301,036	117,875	(17,402)	(29,220,203)	215,181,306	—	26,323	—	2,997,789
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	247,467,965	—	(13,377,829)	(9,179,690)	224,910,446	—	14,564,610	—	4,996,899
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	98,416,777	—	(5,365,950)	896,653	93,947,480	—	(881,897)	—	10,091,029
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	245,771,560	6,348	(210,889)	(15,952,960)	229,614,059	—	69,254	—	3,544,521
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	165,194,331	—	(9,137,652)	1,469,252	157,525,931	—	(1,440,897)	—	16,139,952
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	513,735,445	—	(3,289,372)	(32,126,713)	478,319,360	—	5,098,970	—	9,690,425
Total	3,853,048,709			(154,231,914)	3,622,218,461	—	37,566,299	5,858,902

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – U.S. Flexible Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2026 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – U.S. Flexible Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7060_(05/26)